As filed with the Securities and Exchange Commission on November 19, 2013

Securities Act Registration No. 333-07305
Investment Company Act Registration No. 811-07685

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[Ö]

Pre-Effective Amendment No. _____	[ ]

Post-Effective Amendment No. 84	[Ö]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[Ö]

Amendment No. 85

FRONTEGRA FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

400 Skokie Boulevard, Suite 500
Northbrook, Illinois	60062
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:  (847) 509-9860

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois  60062
 (Name and Address of Agent for Service)

Copies to:

Ellen R. Drought
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin  53202

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on (date) pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]
Explanatory Note: This PEA No. 84 hereby incorporates Parts A, B and C from the Fund’s PEA No. 83 on Form N-1A filed October 28, 2013.  This PEA No. 84 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 83.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Northbrook and State of Illinois on the 19th day of November, 2013.

FRONTEGRA FUNDS, INC. (Registrant)

By:      /s/ William D. Forsyth III
William D. Forsyth III
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 84 to this Registration Statement has been signed below on November 19, 2013 by the following persons in the capacities indicated.

Name	Title
/s/ William D. Forsyth III William D. Forsyth III	President and a Director (principal executive officer)
/s/ Elyce D. Dilworth Elyce D. Dilworth	Chief Compliance Officer and Treasurer (principal financial officer)
/s/ David L. Heald David L. Heald	Director*
/s/ Steven K. Norgaard Steven K. Norgaard	Director*
/s/ James M. Snyder James M. Snyder	Director*
*By: /s/ William D. Forsyth III William D. Forsyth III President Attorney-in-fact pursuant to Power of Attorney filed on October 28, 2013, Post-Effective Amendment No. 83.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE